Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity
15.	Equity
(a)	Ordinary shares

The Company’s authorized ordinary shares include 2,900,000,000 Class A ordinary shares (entitled to one vote per share) and 100,000,000 Class B ordinary shares (entitled to ten votes per share), with par value USD0.0001 each.

In connection with the Company’s IPO in November 2022, the Company issued 5,462,500 American depositary shares (“ADSs”) or 16,387,500 Class A ordinary shares at the price of USD11 per ADS or USD3.67 per ordinary share, with net proceeds of RMB365,784.

(b)	Dividend distribution to shareholders

In August 2023, the Company declared a cash dividend of USD$0.05 per ordinary share, or USD$0.15 per American Depositary Share (“ADS”), with each ADS representing three Class A ordinary shares. The total amount of RMB150,579 was distributed on September 28, 2023.

In August 2024, the Company’s board of directors declared a cash dividend of US$0.15 per ordinary share, or US$0.45 per ADS. The total amount of RMB436,048 was distributed on September 25, 2024.